Shareholders' equity - Share Capital - Additional Information (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2022 shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares $ / shares
Business combinations
Common shares issued for options exercised (in shares)		0	11,024
Common shares issued for options exercised | $		$ 0	$ 44
Charge from contributed surplus to share capital | $		$ 0	$ 23
Common shares issued for RSU exercised (in shares)		301,792	0
Number of shares outstanding (in shares)	21,439,632	33,340,159	33,038,367
Number of common shares purchased (in shares)	5,500		103,122
Purchase of common shares, average price per share | $ / shares			$ 5.42
Total consideration | $			$ 559
Number of common shares settled and cancelled (in shares)			103,122
Reduction of issued capital | $			$ 605
within 12 months
Business combinations
Percentage of total number of shares outstanding	5.00%
Number of shares outstanding (in shares)	21,439,632
within 12 months | Maximum
Business combinations
Number of shares purchased (in shares)	1,071,981